Shareholder Report, Line Graph (Details) - USD ($)			8 Months Ended	12 Months Ended	20 Months Ended	32 Months Ended	44 Months Ended	56 Months Ended	68 Months Ended	80 Months Ended	92 Months Ended	104 Months Ended	116 Months Ended
		Apr. 29, 2016	Dec. 31, 2016	Dec. 31, 2025	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2025
C000161514
Account Value [Line Items]
Line Graph and Table Measure Name				The Community Development Fund, Class A Shares
Accumulated Value		$ 1,000,000	$ 981,052		$ 996,195	$ 992,979	$ 1,046,141	$ 1,092,067	$ 1,072,893	$ 1,004,789	$ 1,046,054	$ 1,074,007	$ 1,137,595
Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[1]			Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Accumulated Value		1,000,000	992,459		1,027,610	1,027,727	1,117,310	1,201,183	1,182,660	1,028,794	1,085,675	1,099,248	1,179,504
Bloomberg U.S. Securitized: MBS, ABS and CMBS Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[1]			Bloomberg U.S. Securitized: MBS, ABS and CMBS Index (USD) (TR)
Accumulated Value		$ 1,000,000	$ 995,466		$ 1,020,418	$ 1,030,543	$ 1,096,925	$ 1,142,822	$ 1,130,901	$ 998,907	$ 1,049,628	$ 1,064,910	$ 1,155,354

[1]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.